Segment information and revenue analysis	12 Months Ended
Dec. 31, 2024
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 16 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC and Hong Kong.

Disaggregated information of revenues from discontinued operations by business lines are as follows:

	For the year ended December 31,
	2024	2023	2022

Standard cloud-based services	$—	$879,873	$2,100,610
BPO services	—	1,092,397	2,001,452
Business integration services	—	422,605	1,326,009
Other revenues	—	194,948	77,663
Total revenues	$—	$2,589,823	$5,505,734

Disaggregated information of revenues from continuing operations by business lines are as follows:

	For the year ended December 31,
	2024	2023	2022

Business integration services	$20,000	$280,000	$—
Digital advertising and marketing campaign services	1,417,848	—	—
Total revenues	$1,437,848	$280,000	$—

Disaggregated information of revenues by geography are as follows:

	For the year ended December 31,
	2024	2023	2022

Mainland China	$1,417,848	$2,589,823	$5,505,734
Outside Mainland China	20,000	280,000	—
Total revenues	$1,437,848	$2,869,823	$5,505,734